CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 251 (“PEA No. 251”) on June 5, 2017, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Henderson All Asset Fund	Janus Henderson International Opportunities Fund
– Class D Shares	– Class A Shares
Janus Henderson Dividend & Income Builder Fund	– Class C Shares
– Class D Shares	– Class D Shares
Janus Henderson Emerging Markets Fund	– Class I Shares
– Class A Shares	– Class N Shares
– Class C Shares	– Class R Shares
– Class D Shares	– Class S Shares
– Class I Shares	– Class T Shares
– Class N Shares	Janus Henderson International Long/Short Equity Fund
– Class S Shares	– Class D Shares
– Class T Shares	Janus Henderson International Small Cap Fund
Janus Henderson European Focus Fund	– Class A Shares
– Class A Shares	– Class C Shares
– Class C Shares	– Class D Shares
– Class D Shares	– Class I Shares
– Class I Shares	– Class N Shares
– Class N Shares	– Class S Shares
– Class S Shares	– Class T Shares
– Class T Shares	Janus Henderson Strategic Income Fund
Janus Henderson Global Equity Income Fund	– Class D Shares
– Class A Shares	Janus Henderson U.S. Growth Opportunities Fund
– Class C Shares	– Class A Shares
– Class D Shares	– Class C Shares
– Class I Shares	– Class D Shares
– Class N Shares	– Class I Shares
– Class S Shares	– Class N Shares
– Class T Shares	– Class S Shares
– Class T Shares

(collectively, the “Funds”)

3.	The text of PEA No. 251 has been filed electronically.

DATED: June 8, 2017

JANUS INVESTMENT FUND on behalf of the Funds

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President